Changes in liabilities incurred from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 72,946,674	₩ 61,318,433
Cash flows	1,924,810	5,768,637
Increase	275,686	218,800
Changes in accounting policies	0	4,943,584
Effect of exchange rate fluctuations and others	(801,493)	694,320
Increase from the business combination	0	2,900
Ending balance	74,345,677	72,946,674
Borrowings and debt securities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	67,876,541	61,034,627
Cash flows	2,538,787	6,342,074
Increase	0	0
Changes in accounting policies	0	0
Effect of exchange rate fluctuations and others	(690,747)	496,940
Effect of exchange rate fluctuations	(640,304)	494,414
Others	(50,443)	2,526
Increase from the business combination	0	2,900
Ending balance	69,724,581	67,876,541
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	5,070,133	283,806
Cash flows	(613,977)	(573,437)
Increase	275,686	218,800
Changes in accounting policies	0	4,943,584
Effect of exchange rate fluctuations and others	(110,746)	197,380
Increase from the business combination	0	0
Ending balance	₩ 4,621,096	₩ 5,070,133